Stockholders' Equity (Details Narrative) (USD $)	12 Months Ended															9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2007	May 05, 2006	Mar. 24, 2006	May 05, 2006 Series C Preferred Stock [Member]	Mar. 24, 2006 Series C Preferred Stock [Member]	Dec. 31, 2013 Preferred Series A [Member]	Dec. 31, 2012 Preferred Series A [Member]	Jun. 30, 2007 Preferred Series A [Member]	May 05, 2006 Preferred Series A [Member]	Dec. 31, 2013 Preferred Series B [Member]	Dec. 31, 2012 Preferred Series B [Member]	Jun. 30, 2007 Preferred Series B [Member]	May 05, 2006 Preferred Series B [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2013 Preferred Series B [Member]	Mar. 24, 2006 Preferred Series B [Member]	Dec. 31, 2013 Preferred Series A [Member]
Issuance of common stock, shares																9,447,100
Issuance of preferred stock				92,582,802		42,028,338	13,859,324	0	0		14,440,920	20,237,459	20,237,459		11,113,544			11,113,544
Issuance of preferred stock issued additional							704,225
Common stock shares, authorized	150,000,000	150,000,000	150,000,000	127,000,000	10,000
Common stock, par value	$ 0.001	$ 0.001			$ 0.001
Excess of shraes authorized			245,673,568	219,582,802
Prferred stock shares authorized			95,673,568	92,582,802				40,118,013	40,118,013	40,118,013		55,555,555	55,555,555	55,555,555
Preferrd stock un issued shares				25,000,000
Class of stock par value			$ 0.001	$ 0.001
Percentage of divident rate preferred stock series	8.50%
Ownership stock price per share																	$ 0.45		$ 0.33
Non assessable preferred stock price per share																	$ 0.45		$ 0.33
Common Stock deliverable upon conversion																	$ 0.45		$ 0.33